EQUITY, Share Capital (Details)					1 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) shares	Apr. 30, 2024 USD ($) shares	Apr. 13, 2023 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 Program	Apr. 17, 2024 USD ($)	Dec. 15, 2023 USD ($)	Sep. 08, 2025 USD ($)	Dec. 31, 2024 USD ($) shares Vote	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($) shares	Sep. 13, 2024 shares	Mar. 31, 2024 $ / shares	Aug. 31, 2023 USD ($) $ / shares	Apr. 30, 2023 $ / shares	Dec. 31, 2021 shares	Jul. 23, 2021 $ / shares
Share Capital [Abstract]
Authorized share capital | $				$ 50,000
Undesignated shares (in shares)				200,000,000
Par value of undesignated shares (in dollars per share) | $ / shares				$ 0.0000001
Exchange ratio				0.00858
Net proceeds | $													$ 485,108,000	$ 9,494,000		$ 0
Fair value of shares issued amount | $													473,843,000	9,517,000
Consideration from issuance of ordinary shares | $													485,108,000	9,494,000		$ 0
Derivative financial liabilities | $													763,939,000	$ 0
Number of share repurchase programs | Program									2
November 2024 Convertible Senior Notes [Member]
Share Capital [Abstract]
Proceeds from offering used to enter into zero-strike call option transaction | $	$ 160,000,000
Promissory Note [Member]
Share Capital [Abstract]
Aggregate principal amount | $													$ 8,000,000
Debt conversion price (in dollars per share) | $ / shares																						$ 0.0632
Business Combinations [Member]
Share Capital [Abstract]
Exchange ratio				0.00858
Class A Ordinary Shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)				499,600,000,000
Par value (in dollars per share) | $ / shares				$ 0.0000001
Number of shares issued (in shares)				4,384,796,703									6,130,708	5,436,385
Number of shares outstanding (in shares)				4,384,796,703									143,917,734	63,566,376		60,281,184					60,281,184
Number of shares cancelled in exchange for new issued (in shares)				60,281,185
Exchange ratio				1
Number of votes per share | Vote													1
Fair value of shares issued amount | $													$ 5,000		[1]
Purchase consideration (in shares)													8,088,970	5,554,302
Issuance of shares in connection with conversion of convertible notes (in shares)	9,160,220												10,246,290
Amount of share repurchase proceeds used to repurchase ordinary shares | $										$ 2,000,000			$ 2,600,000
Number of shares repurchased, under stock repurchase program (in shares)													145,762	606,756
Number of shares purchased in zero-strike call option transaction (in shares)	14,298,480				14,298,480
Class A Ordinary Shares [Member] | November 2024 Convertible Senior Notes [Member]
Share Capital [Abstract]
Debt conversion price (in dollars per share) | $ / shares	$ 62.7126				$ 62.7126
Class A Ordinary Shares [Member] | Promissory Note [Member]
Share Capital [Abstract]
Aggregate principal amount | $	$ 8,000,000				$ 8,000,000		$ 8,000,000
Shares issued upon conversion of debt (in shares)					1,086,070		1,086,070						1,086,070
Debt conversion price (in dollars per share) | $ / shares	$ 7.366				$ 7.366		$ 7.366													$ 7.366
Class A Ordinary Shares [Member] | B. Riley Principal Capital II, LLC [Member]
Share Capital [Abstract]
Par value (in dollars per share) | $ / shares																			$ 0.0000001
Number of shares issued (in shares)													6,922,648	1,166,533
Purchase agreement maturity period													36 months
Net proceeds | $													$ 51,600,000	$ 9,500,000
Consideration from issuance of ordinary shares | $													$ 51,600,000	$ 9,500,000
Class A Ordinary Shares [Member] | Sales Agents [Member]
Share Capital [Abstract]
Par value (in dollars per share) | $ / shares																		$ 0.0000001
Number of shares issued (in shares)													23,313,347
Net proceeds | $													$ 335,100,000
Consideration from issuance of ordinary shares | $													335,100,000
Class A Ordinary Shares [Member] | Renol Invest AS and Bryhni.com AS [Member]
Share Capital [Abstract]
Number of shares issued (in shares)			417,130
Fair value of shares issued amount | $			$ 2,400,000
Class A Ordinary Shares [Member] | Tether International Limited [Member]
Share Capital [Abstract]
Shares authorized (in shares)		18,587,360						18,587,360
Net proceeds | $		$ 100,000,000
Warrants exercise price (in dollars per share) | $ / shares								$ 10
Consideration from issuance of ordinary shares | $		$ 100,000,000
Class A Ordinary Shares [Member] | Maximum [Member]
Share Capital [Abstract]
Amount of share repurchase proceeds used to repurchase ordinary shares | $											$ 1,000,000		$ 900,000
Class A Ordinary Shares [Member] | Maximum [Member] | Major ordinary share transactions [member]
Share Capital [Abstract]
Amount of share repurchase proceeds used to repurchase ordinary shares | $												$ 10,000,000
Class A Ordinary Shares [Member] | Maximum [Member] | B. Riley Principal Capital II, LLC [Member]
Share Capital [Abstract]
Number of shares authorized, value | $																			$ 150,000,000
Class A Ordinary Shares [Member] | Maximum [Member] | Tether International Limited [Member]
Share Capital [Abstract]
Purchase of warrants (in shares)								5,000,000
Class A Ordinary Shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares cancelled in exchange for new issued (in shares)				60,281,185
Class A Ordinary Shares [Member] | FreeChain Inc. [Member]
Share Capital [Abstract]
Number of shares issued (in shares)						6,400,000							383,400				18,786,600
Fair value of shares issued amount | $						$ 74,900,000							$ 74,900,000
Purchase consideration (in shares)						12,514,600							255,400
Class B Ordinary Shares [Member]
Share Capital [Abstract]
Number of shares issued (in shares)				5,631,795,619
Number of shares outstanding (in shares)				5,631,795,619
Class V ordinary shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)				200,000,000
Par value (in dollars per share) | $ / shares				$ 0.0000001
Number of shares outstanding (in shares)													48,399,922	48,399,922		48,399,922					48,399,922
Number of shares cancelled in exchange for new issued (in shares)				48,399,922
Exchange ratio				0.00858
Number of votes per share | Vote													10
Fair value of shares issued amount | $													$ 0	$ 0
Issuance of shares in connection with conversion of convertible notes (in shares)													0
Series A Preferred Shares [Member]
Share Capital [Abstract]
Number of shares issued (in shares)				7,141,236
Number of shares outstanding (in shares)				7,141,236
Number of shares cancelled in exchange for new issued (in shares)				2,607,498
Series A Preferred Shares [Member] | Tether International Limited [Member]
Share Capital [Abstract]
Residual net transaction amount | $								$ 87,400,000
Series A Preferred Shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares issued (in shares)				453,892,313
Number of shares outstanding (in shares)				453,892,313
Series A Preferred Shares [Member] | BSGA [Member]
Share Capital [Abstract]
Number of shares issued (in shares)				2,607,498
Number of shares outstanding (in shares)				2,607,498
Series B Preferred Shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares issued (in shares)				870,232,230
Number of shares outstanding (in shares)				870,232,230
Series B+ Preferred Shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares issued (in shares)				1,314,267,705
Number of shares outstanding (in shares)				1,314,267,705

[1]	Amount below US$1